UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             --------------

                  Date of reporting period: December 31, 2013
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 97.2%
              BELGIUM -- 5.7%
     154,737  Belgacom S.A.                        $ 4,577,822
                                                   -----------
              BERMUDA -- 4.0%
     333,005  Catlin Group Ltd.                      3,201,123
                                                   -----------
              FINLAND -- 2.7%
     244,644  Sanoma Oyj                             2,148,923
                                                   -----------
              FRANCE -- 15.7%
      79,462  Bouygues S.A.                          2,997,452
     325,766  Orange                                 4,033,422
      52,216  SCOR SE                                1,908,265
      37,015  Total S.A.                             2,267,544
       5,760  Unibail-Rodamco SE                     1,475,857
                                                   -----------
                                                    12,682,540
                                                   -----------
              GERMANY -- 9.6%
     164,366  E. ON SE                               3,033,388
      92,204  K+S AG                                 2,838,168
       8,455  Muenchener Rueckversicherungs-
                 Gesellschaft AG                     1,862,799
                                                   -----------
                                                     7,734,355
                                                   -----------
              ITALY -- 3.7%
     535,626  Snam S.p.A.                            2,996,087
                                                   -----------
              NETHERLANDS -- 2.9%
      82,144  Wolters Kluwer N.V.                    2,344,308
                                                   -----------
              SPAIN -- 5.4%
     488,268  Banco Santander S.A.                   4,370,163
                                                   -----------
              SWEDEN -- 1.6%
     143,622  Ratos AB, Class B                      1,298,479
                                                   -----------
              SWITZERLAND -- 11.3%
      17,080  Baloise Holding AG                     2,175,089
      26,871  Swiss Prime Site AG                    2,079,976
       3,344  Swisscom AG                            1,765,248
      10,551  Zurich Insurance Group AG              3,057,489
                                                   -----------
                                                     9,077,802
                                                   -----------
              UNITED KINGDOM -- 34.6%
      61,014  AstraZeneca PLC                        3,611,554
     455,773  BAE Systems PLC                        3,283,123
     571,046  Balfour Beatty PLC                     2,713,008
     627,203  Carillion PLC                          3,432,645
     102,177  GlaxoSmithKline PLC                    2,726,672
      94,040  Provident Financial PLC                2,528,995
      66,716  Royal Dutch Shell PLC, Class B         2,518,919
   1,516,154  RSA Insurance Group PLC                2,294,768
     116,782  SSE PLC                                2,649,390
     189,114  United Utilities Group PLC             2,102,902
                                                   -----------
                                                    27,861,976
                                                   -----------
              TOTAL COMMON STOCKS -- 97.2%          78,293,578
              (Cost $70,732,134)                   -----------

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              PREFERRED STOCKS -- 2.7%
              GERMANY -- 2.7%
      68,225  RWE AG                               $ 2,182,186
              (Cost $2,420,720)                    -----------

              TOTAL INVESTMENTS -- 99.9%            80,475,764
              (Cost $73,152,854) (b)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.1%                    48,246
                                                   -----------
              NET ASSETS -- 100.0%                 $80,524,010
                                                   ===========


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,416,437 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,093,527.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2        LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*       $ 78,293,578       $ --           $ --
Preferred Stocks        2,182,186         --             --
                    ------------------------------------------
Total Investments    $ 80,475,764       $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

DECEMBER 31, 2013 (UNAUDITED)

                                                      % OF
                                                       NET
INDUSTRY                                             ASSETS
--------------------------------------------------------------
Insurance                                             18.0%
Diversified Telecommunication Services                12.9
Construction & Engineering                            11.4
Pharmaceuticals                                        7.9
Multi-Utilities                                        6.5
Oil, Gas & Consumable Fuels                            5.9
Media                                                  5.6
Commercial Banks                                       5.4
Aerospace & Defense                                    4.1
Gas Utilities                                          3.7
Chemicals                                              3.5
Electric Utilities                                     3.3
Consumer Finance                                       3.1
Water Utilities                                        2.6
Real Estate Management & Development                   2.6
Real Estate Investment Trusts                          1.8
Capital Markets                                        1.6
--------------------------------------------------------------
TOTAL INVESTMENTS                                     99.9
NET OTHER ASSETS AND LIABILITIES                       0.1
                                                    -------
TOTAL                                                100.0%
                                                    =======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 99.4%
              AUSTRALIA -- 6.5%
      32,260  Australand Property Group            $   110,899
      43,535  BWP Trust                                 85,130
     181,013  CFS Retail Property Trust                314,363
      28,282  Charter Hall Retail REIT                  90,658
     187,212  Commonwealth Property Office Fund        208,116
     443,669  Dexus Property Group                     398,131
     130,871  Federation Centres Ltd.                  273,439
     157,079  Goodman Group                            663,408
     144,170  GPT Group                                437,678
     196,196  GPT Group, In Specie (b) (c) (d)               0
      55,173  Investa Office Fund                      154,196
     335,818  Mirvac Group                             503,749
     211,404  Stockland                                681,431
     190,011  Westfield Group                        1,711,872
     280,023  Westfield Retail Trust                   742,594
                                                   -----------
                                                     6,375,664
                                                   -----------
              AUSTRIA -- 0.2%
       6,686  CA Immobilien Anlagen AG                 118,470
       5,617  Conwert Immobilien Invest SE              72,088
                                                   -----------
                                                       190,558
                                                   -----------
              BELGIUM -- 0.5%
         806  Aedifica                                  57,137
       1,511  Befimmo S.A.                             104,870
       1,550  Cofinimmo                                191,378
         608  Intervest Offices & Warehouses            16,294
         181  Leasinvest Real Estate S.C.A              18,326
         976  Warehouses De Pauw S.C.A                  70,760
         179  Wereldhave Belgium S.C.A                  20,493
                                                   -----------
                                                       479,258
                                                   -----------
              BERMUDA -- 0.8%
     107,922  Hongkong Land Holdings Ltd.              636,740
      58,727  Kerry Properties Ltd.                    203,726
                                                   -----------
                                                       840,466
                                                   -----------
              CANADA -- 4.3%
       6,220  Allied Properties Real Estate
                 Investment Trust                      191,826
      11,529  Artis Real Estate Investment Trust       161,281
       3,641  Boardwalk Real Estate Investment
                 Trust                                 205,144
      22,948  Brookfield Office Properties, Inc.       441,786
       9,314  Calloway Real Estate Investment
                 Trust                                 220,607
       9,967  Canadian Apartment Properties Real
                 Estate Investment Trust               199,387
       6,207  Canadian Real Estate Investment
                 Trust                                 253,422
      15,815  Chartwell Retirement Residences          148,733
      11,442  Cominar Real Estate Investment
                 Trust                                 198,626
       6,662  Crombie Real Estate Investment
                 Trust                                  84,917


SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              CANADA (CONTINUED)
       8,679  Dundee International Real Estate
                 Investment Trust                  $    68,795
       9,543  Dundee Real Estate Investment
                 Trust, Class A                        258,912
       7,924  Extendicare, Inc.                         50,875
       7,572  First Capital Realty, Inc.               126,242
       4,300  Granite Real Estate Investment Trust     156,496
      24,564  H&R Real Estate Investment Trust         494,864
       7,787  InnVest Real Estate Investment Trust      34,234
       4,682  Killam Properties, Inc.                   46,192
       3,159  Morguard Real Estate Investment
                 Trust                                  48,920
       2,929  Northern Property Real Estate
                 Investment Trust                       76,517
       2,752  NorthWest Healthcare Properties Real
                 Estate Investment Trust                27,047
      12,443  Pure Industrial Real Estate Trust         55,875
      27,544  RioCan Real Estate Investment Trust      642,283
                                                   -----------
                                                     4,192,981
                                                   -----------
              CAYMAN ISLANDS -- 1.0%
     114,646  Agile Property Holdings Ltd.             122,862
     401,136  Country Garden Holdings Co., Ltd.        242,100
     237,274  New World China Land Ltd.                114,746
     114,493  Shimao Property Holdings Ltd.            263,114
     313,723  Shui On Land Ltd.                         96,290
     141,029  SOHO China Ltd.                          121,491
                                                   -----------
                                                       960,603
                                                   -----------
              FINLAND -- 0.2%
      21,036  Citycon Oyj                               74,085
      22,061  Sponda Oyj                               103,795
       8,717  Technopolis Oyj                           52,165
                                                   -----------
                                                       230,045
                                                   -----------
              FRANCE -- 3.7%
         528  Affine                                    10,126
         650  ANF Immobilier                            19,959
       3,088  Fonciere des Regions                     266,573
       1,682  Gecina S.A.                              222,207
       2,923  ICADE                                    272,114
       8,945  Klepierre                                414,517
       3,795  Mercialys                                 79,617
         511  Societe de la Tour Eiffel                 34,144
       8,915  Unibail-Rodamco SE                     2,284,246
                                                   -----------
                                                     3,603,503
                                                   -----------
              GERMANY -- 1.3%
       6,219  Alstria Office REIT-AG                    78,300
       3,290  Deutsche Annington Immobilien SE (c)      81,469

       4,204  Deutsche Euroshop AG                     184,059
      11,813  Deutsche Wohnen AG - NEW (c)             219,310
      15,486  Deutsche Wohnen AG - BR                  299,004

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              GERMANY (CONTINUED)
       3,144  DIC Asset AG                         $    28,936
       4,169  Hamborner REIT AG                         42,080
       3,108  LEG Immobilien AG                        183,641
       3,572  Prime Office REIT-AG (c)                  15,184
      11,355  TAG Immobilien AG                        137,153
                                                   -----------
                                                     1,269,136
                                                   -----------
              GREECE -- 0.0%
       1,318  Eurobank Properties Real Estate
                 Investment Co. (c)                     14,650
                                                   -----------
              GUERNSEY -- 0.0%
      32,633  Schroder Real Estate Investment
                 Trust Ltd.                             27,019
                                                   -----------
              HONG KONG -- 6.6%
     213,027  Champion Real Estate Investment
                 Trust                                  94,229
     204,370  Hang Lung Properties Ltd.                645,715
      94,324  Henderson Land Development Co., Ltd.     538,261
      57,760  Hysan Development Co., Ltd.              248,789
     209,415  Link (The) REIT                        1,015,437
     344,110  New World Development Co., Ltd.          434,448
     273,541  Sino Land Co., Ltd.                      373,926
     140,892  Sun Hung Kai Properties Ltd.           1,786,973
     107,347  Swire Properties Ltd.                    271,334
     138,814  Wharf (The) Holdings Ltd.              1,061,562
                                                   -----------
                                                     6,470,674
                                                   -----------
              ISLE OF MAN -- 0.1%
      65,670  Redefine International PLC                64,976
                                                   -----------
              ISRAEL -- 0.1%
       3,336  Azrieli Group                            110,880
                                                   -----------
              ITALY -- 0.1%
      75,528  Beni Stabili S.p.A.                       50,913
      12,360  Immobiliare Grande Distribuzione          14,708
                                                   -----------
                                                        65,621
                                                   -----------
              JAPAN -- 15.2%
          17  Activia Properties, Inc.                 133,824
         111  Advance Residence Investment Corp.       239,265
      10,127  AEON Mall Co., Ltd.                      283,779
          28  Daiwahouse Residential Investment
                 Corp.                                 111,537
          44  Frontier Real Estate Investment
                 Corp.                                 217,263
         163  GLP J-REIT                               159,115
      27,100  Hulic Co. Ltd.                           400,157
          13  Industrial & Infrastructure Fund
                 Investment Corp.                      108,261
          95  Japan Excellent, Inc.                    111,229
          15  Japan Logistics Fund, Inc.               158,817
          73  Japan Prime Realty Investment Corp.      233,605
         108  Japan Real Estate Investment Corp.       578,407
         212  Japan Retail Fund Investment Corp.       431,207


SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              JAPAN (CONTINUED)
          30  Kenedix Realty Investment Corp.      $   142,294
     115,930  Mitsubishi Estate Co., Ltd.            3,462,158
      78,081  Mitsui Fudosan Co., Ltd.               2,806,349
          21  Mori Hills REIT Investment Corp.         139,189
          18  MORI TRUST Sogo Reit, Inc.               143,234
          20  Nippon Accommodations Fund, Inc.         134,460
         120  Nippon Building Fund, Inc.               697,370
          24  Nippon Prologis REIT, Inc.               229,266
      11,000  Nomura Real Estate Holdings, Inc.        247,346
         153  Nomura Real Estate Master Fund, Inc.     157,489
          32  Nomura Real Estate Office Fund, Inc.     148,590
      10,000  NTT Urban Development Corp.              114,804
         155  ORIX JREIT, Inc.                         193,842
          19  Premier Investment Corp.                  73,431
      43,744  Sumitomo Realty & Development Co.,
                 Ltd.                                2,172,454
      37,375  Tokyo Tatemono Co., Ltd.                 414,528
          17  TOKYU REIT, Inc.                         104,767
          15  Top REIT, Inc.                            70,364
         218  United Urban Investment Corp.            313,203
                                                   -----------
                                                    14,931,604
                                                   -----------
              LUXEMBOURG -- 0.2%
      11,682  GAGFAH S.A. (c)                          171,960
                                                   -----------
              NETHERLANDS -- 0.8%
       6,128  Corio N.V.                               274,618
       3,804  Eurocommercial Properties N.V.           161,496
      11,935  Nieuwe Steen Investments N.V.             75,528
       1,745  Vastned Retail N.V.                       79,184
       1,988  Wereldhave N.V.                          156,354
                                                   -----------
                                                       747,180
                                                   -----------
              NEW ZEALAND -- 0.1%
      90,646  Kiwi Income Property Trust                80,511
                                                   -----------
              NORWAY -- 0.1%
      47,770  Norwegian Property ASA                    57,258
                                                   -----------
              SINGAPORE -- 4.1%
     180,400  Ascendas Real Estate Investment
                 Trust                                 314,497
     178,890  CapitaCommercial Trust                   205,547
     232,530  Capitaland Ltd.                          558,315
     237,883  CapitaMall Trust                         359,101
     125,000  CapitaMalls Asia Ltd.                    194,144
      58,000  CDL Hospitality Trusts                    75,376
      54,000  City Developments Ltd.                   410,793
     119,000  Fortune REIT                              95,761
     275,000  Global Logistic Properties Ltd.          629,779
      65,521  Keppel Land Ltd.                         173,414
     135,000  Keppel REIT                              126,768
     117,369  Mapletree Commercial Trust               110,677
     106,000  Mapletree Industrial Trust               112,136
     131,453  Mapletree Logistics Trust                109,896

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              SINGAPORE (CONTINUED)
     188,197  Suntec Real Estate Investment Trust  $   229,663
      42,000  UOL Group Ltd.                           206,015
      35,087  Wing Tai Holdings Ltd.                    54,635
      61,000  Yanlord Land Group Ltd.                   59,214
                                                   -----------
                                                     4,025,731
                                                   -----------
              SWEDEN -- 1.0%
      15,771  Castellum AB                             245,447
      12,131  Fabege AB                                144,851
       8,455  Fastighets AB Balder, Class B (c)         86,760
      10,423  Hufvudstaden AB, Class A                 139,608
       6,871  Klovern AB                                30,446
      12,516  Kungsleden AB                             84,065
       9,167  Wallenstam AB, Class B                   138,606
       6,060  Wihlborgs Fastigheter AB                 108,587
                                                   -----------
                                                       978,370
                                                   -----------
              SWITZERLAND -- 0.9%
         877  Allreal Holding AG                       121,416
         565  Mobimo Holding AG                        117,871
       3,649  PSP Swiss Property AG                    308,839
       5,048  Swiss Prime Site AG                      390,745
                                                   -----------
                                                       938,871
                                                   -----------
              UNITED KINGDOM -- 5.7%
       4,235  A & J Mucklow Group PLC                   33,592
      11,782  Big Yellow Group PLC                      93,260
      91,539  British Land Co. PLC                     953,468
      60,074  Capital & Counties Properties PLC        327,488
         448  Daejan Holdings PLC                       33,481
       8,387  Derwent London PLC                       346,519
      11,218  Development Securities PLC                49,553
      37,665  Grainger PLC                             127,113
      31,533  Great Portland Estates PLC               312,782
      64,875  Hammerson PLC                            539,300
      58,572  Hansteen Holdings PLC                    104,946
       9,098  Helical Bar PLC                           49,190
      62,062  Intu Properties PLC                      318,491
      72,128  Land Securities Group PLC              1,150,814
      53,552  Londonmetric Property PLC                122,644
       9,724  Primary Health Properties PLC             56,842
      41,753  Quintain Estates & Development
                 PLC (c)                                65,338

      17,153  Safestore Holdings PLC                    45,731
      68,000  SEGRO PLC                                376,101
      22,918  Shaftesbury PLC                          237,954
      15,154  St. Modwen Properties PLC                 92,172
      16,185  Unite Group PLC                          107,904
       9,567  Workspace Group PLC                       83,649
                                                   -----------
                                                     5,628,332
                                                   -----------
              UNITED STATES -- 45.9%
       5,050  Acadia Realty Trust                      125,391
       1,311  Agree Realty Corp.                        38,045


SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              UNITED STATES (CONTINUED)
         186  Alexander's, Inc.                    $    61,380
       6,549  Alexandria Real Estate Equities,
                 Inc.                                  416,647
       3,189  American Assets Trust, Inc.              100,230
       9,593  American Campus Communities, Inc.        308,991
       4,237  American Homes 4 Rent, Class A            68,639
      16,952  American Realty Capital Properties,
                 Inc.                                  218,003
      13,344  Apartment Investment & Management
                 Co., Class A                          345,743
       5,836  Ashford Hospitality Trust                 48,322
       5,272  Associated Estates Realty Corp.           84,616
      11,862  AvalonBay Communities, Inc.            1,402,444
      17,623  BioMed Realty Trust, Inc.                319,329
      13,903  Boston Properties, Inc.                1,395,444
      14,382  Brandywine Realty Trust                  202,642
       7,032  BRE Properties, Inc.                     384,721
       3,791  Brixmor Property Group, Inc. (c)          77,071
       7,778  Camden Property Trust                    442,413
       5,919  Campus Crest Communities, Inc.            55,698
      15,578  CBL & Associates Properties, Inc.        279,781
       6,582  Cedar Realty Trust, Inc.                  41,203
      21,690  Chambers Street Properties               165,928
       4,547  Chesapeake Lodging Trust                 114,994
      43,037  Cole Real Estate Investment, Inc.        604,239
      10,847  CommonWealth REIT                        252,844
       7,529  Corporate Office Properties Trust        178,362
      16,174  Cousins Properties, Inc.                 166,592
      12,756  CubeSmart                                203,331
      29,007  DCT Industrial Trust, Inc.               206,820
      27,995  DDR Corp.                                430,283
      17,892  DiamondRock Hospitality Co.              206,653
      11,774  Digital Realty Trust, Inc.               578,339
      12,149  Douglas Emmett, Inc.                     282,950
      29,801  Duke Realty Corp.                        448,207
       5,927  DuPont Fabros Technology, Inc.           146,456
       2,774  EastGroup Properties, Inc.               160,698
      10,527  Education Realty Trust, Inc.              92,848
       6,931  Empire State Realty Trust, Inc. (c)      106,044
       4,654  EPR Properties                           228,791
       6,893  Equity Lifestyle Properties, Inc.        249,733
       5,426  Equity One, Inc.                         121,759
      32,676  Equity Residential                     1,694,904
       3,484  Essex Property Trust, Inc.               499,989
       4,166  Excel Trust, Inc.                         47,451
      10,498  Extra Space Storage, Inc.                442,281
       6,023  Federal Realty Investment Trust          610,792
      11,413  FelCor Lodging Trust, Inc. (c)            93,130
      10,082  First Industrial Realty Trust, Inc.      175,931
       5,386  First Potomac Realty Trust                62,639
      13,674  Forest City Enterprises, Inc.,
                 Class A (c)                           261,173
       8,083  Franklin Street Properties Corp.          96,592
      47,619  General Growth Properties, Inc.          955,713

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              UNITED STATES (CONTINUED)
       2,296  Getty Realty Corp.                   $    42,178
      13,298  Glimcher Realty Trust                    124,469
       5,010  Government Properties Income Trust       124,498
      41,523  HCP, Inc.                              1,508,115
      26,078  Health Care REIT, Inc.                 1,396,998
       8,789  Healthcare Realty Trust, Inc.            187,294
      15,786  Hersha Hospitality Trust                  87,928
       8,237  Highwoods Properties, Inc.               297,932
       5,212  Home Properties, Inc.                    279,467
      13,717  Hospitality Properties Trust             370,771
      68,281  Host Hotels & Resorts, Inc.            1,327,383
       3,899  Hudson Pacific Properties, Inc.           85,271
       7,841  Inland Real Estate Corp.                  82,487
       9,493  Investors Real Estate Trust               81,450
       7,542  Kilroy Realty Corp.                      378,458
      37,209  Kimco Realty Corp.                       734,878
      11,860  Kite Realty Group Trust                   77,920
       9,532  LaSalle Hotel Properties                 294,158
      20,937  Lexington Realty Trust                   213,767
      13,388  Liberty Property Trust                   453,452
       3,186  LTC Properties, Inc.                     112,753
      12,885  Macerich (The) Co.                       758,798
       8,050  Mack-Cali Realty Corp.                   172,914
      14,814  Medical Properties Trust, Inc.           181,027
       6,827  Mid-America Apartment Communities,
                 Inc.                                  414,672
       2,667  National Health Investors, Inc.          149,619
      11,111  National Retail Properties, Inc.         336,997
      11,234  OMEGA Healthcare Investors, Inc.         334,773
       4,998  Parkway Properties, Inc.                  96,411
       5,875  Pebblebrook Hotel Trust                  180,715
       5,998  Pennsylvania Real Estate Investment
                 Trust                                 113,842
      14,772  Piedmont Office Realty Trust, Inc.,
                 Class A                               244,033
       4,969  Post Properties, Inc.                    224,748
      45,680  Prologis, Inc.                         1,687,876
       1,833  PS Business Parks, Inc.                  140,078
      13,106  Public Storage                         1,972,715
       6,042  Ramco-Gershenson Properties Trust         95,101
      18,781  Realty Income Corp.                      701,095
       8,399  Regency Centers Corp.                    388,874
       6,588  Retail Opportunity Investments Corp.      96,975
      11,253  RLJ Lodging Trust                        273,673
       2,093  Rouse Properties, Inc.                    46,444
       3,473  Sabra Health Care REIT, Inc.              90,784
       1,191  Saul Centers, Inc.                        56,846
       2,557  Select Income REIT                        68,374
      17,242  Senior Housing Properties Trust          383,290
       3,380  Silver Bay Realty Trust Corp.             54,046
      28,155  Simon Property Group, Inc.             4,284,065
       8,697  SL Green Realty Corp.                    803,429
       2,935  Sovran Self Storage, Inc.                191,274


SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              UNITED STATES (CONTINUED)
      32,582  Spirit Realty Capital, Inc.          $   320,281
       4,049  STAG Industrial, Inc.                     82,559
      15,357  Strategic Hotels & Resorts, Inc. (c)     145,124
       3,157  Sun Communities, Inc.                    134,614
      16,767  Sunstone Hotel Investors, Inc.           224,678
       8,608  Tanger Factory Outlet Centers, Inc.      275,628
       5,838  Taubman Centers, Inc.                    373,165
      22,940  UDR, Inc.                                535,649
       1,160  Universal Health Realty Income Trust      46,470
       2,151  Urstadt Biddle Properties, Inc.,
                 Class A                                39,686
      26,977  Ventas, Inc.                           1,545,243
      15,360  Vornado Realty Trust                   1,363,814
       6,042  Washington Real Estate Investment
                 Trust                                 141,141
       9,971  Weingarten Realty Investors              273,405
       2,970  Winthrop Realty Trust                     32,819
       5,311  WP Carey, Inc.                           325,830
                                                   -----------
                                                    44,968,440
                                                   -----------
              TOTAL COMMON STOCKS -- 99.4%          97,424,291
              (Cost $84,010,051)                   -----------
              INVESTMENT COMPANIES -- 0.3%
              GUERNSEY -- 0.3%
      45,428  F&C Commercial Property Trust Ltd.        90,648
      19,534  F&C UK Real Estate Investment, Ltd.       27,010
      31,165  MedicX Fund Ltd.                          43,351
      32,791  Picton Property Income Ltd.               30,408
      14,211  Standard Life Investment Property
                 Income Trust PLC                       16,473
      37,325  UK Commercial Property Trust              47,593
                                                   -----------
              TOTAL INVESTMENT COMPANIES
                 -- 0.3%                               255,483
              (Cost $219,801)                      -----------

              TOTAL INVESTMENTS -- 99.7%            97,679,774
              (Cost $84,229,852) (e)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.3%                   300,541
                                                   -----------
              NET ASSETS -- 100.0%                 $97,980,315
                                                   ===========

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(c)   Non-income producing security.

(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

DECEMBER 31, 2013 (UNAUDITED)


(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,580,432 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,130,510.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2         LEVEL 3
--------------------------------------------------------------
Common Stocks*      $ 97,424,291     $   --**          $ --
Investment
    Companies            255,483         --              --
                    ------------------------------------------
Total Investments   $ 97,679,774     $   --**          $ --
                    ==========================================

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.




                                                      % OF
                                                       NET
INDUSTRY                                             ASSETS
--------------------------------------------------------------
Real Estate Investment Trusts                         73.9%
Real Estate Management & Development                  25.6
Capital Markets                                        0.1
Health Care Providers & Services                       0.1
--------------------------------------------------------------
TOTAL INVESTMENTS                                     99.7
NET OTHER ASSETS AND LIABILITIES                       0.3
                                                    -------
TOTAL                                                100.0%
                                                    =======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 99.9%
              AUSTRALIA -- 16.1%
   1,011,856  Adelaide Brighton Ltd.               $ 3,315,783
     132,786  Australia and New Zealand
                 Banking Group Ltd.                  3,821,325
      53,828  Commonwealth Bank of Australia         3,739,291
   3,603,188  Commonwealth Property Office
                 Fund                                4,005,508
   1,918,850  David Jones Ltd.                       5,174,273
   2,238,166  Metcash Ltd.                           6,315,107
     331,856  Mineral Resources Ltd.                 3,517,238
     137,207  National Australia Bank Ltd.           4,267,083
     219,231  Orica Ltd.                             4,670,612
   1,363,148  Stockland                              4,393,914
     278,748  Suncorp Group Ltd.                     3,260,502
   1,111,313  Sydney Airport                         3,770,695
     906,110  Telstra Corp. Ltd.                     4,247,580
     720,012  UGL Ltd.                               4,699,574
      85,323  Wesfarmers Ltd.                        3,355,172
     378,898  Westfield Group                        3,413,617
     137,730  Westpac Banking Corp.                  3,982,051
                                                   -----------
                                                    69,949,325
                                                   -----------
              AUSTRIA -- 0.6%
      54,125  OMV AG                                 2,590,465
                                                   -----------
              BELGIUM -- 1.8%
     260,058  Belgacom S.A.                          7,693,695
                                                   -----------
              BERMUDA -- 5.2%
     498,937  Catlin Group Ltd.                      4,796,200
     684,415  Lancashire Holdings Ltd.               9,191,571
     108,750  Seadrill Ltd.                          4,439,434
     323,219  VTech Holdings Ltd.                    4,197,433
                                                   -----------
                                                    22,624,638
                                                   -----------
              CANADA -- 7.9%
     217,170  Bell Aliant, Inc.                      5,464,772
     282,599  Canadian Oil Sands Ltd.                5,315,442
     136,463  Crescent Point Energy Corp.            5,299,222
     127,793  Emera, Inc.                            3,677,696
     158,682  Manitoba Telecom Services, Inc.        4,435,179
     137,425  Russel Metals, Inc.                    4,060,975
      87,093  TELUS Corp.                            2,997,524
      67,885  TransCanada Corp.                      3,102,036
                                                   -----------
                                                    34,352,846
                                                   -----------
              DENMARK -- 1.0%
      44,095  Tryg A/S                               4,264,963
                                                   -----------
              FINLAND -- 3.1%
     200,588  Fortum Oyj                             4,589,047
      98,807  Konecranes Oyj                         3,515,132
     127,304  Metso Oyj                              5,432,618
                                                   -----------
                                                    13,536,797
                                                   -----------
              FRANCE -- 9.2%
     117,824  Bouygues S.A.                          4,444,537


SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              FRANCE (CONTINUED)
     248,187  CNP Assurances                       $ 5,087,338
     272,859  GDF Suez                               6,417,010
     108,849  Lagardere S.C.A.                       4,046,086
      67,718  Neopost S.A.                           5,218,823
     488,501  Orange                                 6,048,300
      68,471  Total SA                               4,194,543
     163,091  Vivendi S.A.                           4,297,714
                                                   -----------
                                                    39,754,351
                                                   -----------
              GERMANY -- 6.5%
     250,584  Deutsche Telekom AG                    4,284,990
     201,637  K+S AG                                 6,206,669
     264,173  ProSiebenSat.1 Media AG               13,083,269
     127,345  RWE AG                                 4,660,907
                                                   -----------
                                                    28,235,835
                                                   -----------
              HONG KONG -- 2.1%
  10,272,870  PCCW Ltd.                              4,597,044
     699,873  Television Broadcasts Ltd.             4,679,780
                                                   -----------
                                                     9,276,824
                                                   -----------
              ITALY -- 1.9%
     162,262  Atlantia S.p.A.                        3,640,794
     196,057  Eni S.p.A.                             4,717,343
                                                   -----------
                                                     8,358,137
                                                   -----------
              JAPAN -- 0.7%
      75,200  Eisai Co., Ltd.                        2,909,885
                                                   -----------
              NETHERLANDS -- 0.6%
      51,576  Koninklijke Boskalis Westminster
                 N.V.                                2,724,964
                                                   -----------
              NEW ZEALAND -- 2.2%
     427,486  Fletcher Building Ltd.                 2,991,822
   3,557,518  Telecom Corp. of New Zealand
                 Ltd.                                6,743,763
                                                   -----------
                                                     9,735,585
                                                   -----------
              NORWAY -- 1.5%
     164,108  Fred Olsen Energy ASA                  6,680,340
                                                   -----------
              PORTUGAL -- 1.2%
   1,408,805  EDP-Energias de Portugal S.A.          5,174,727
                                                   -----------
              SINGAPORE -- 1.4%
     298,500  Keppel Corp. Ltd.                      2,646,868
   1,042,000  StarHub Ltd.                           3,542,280
                                                   -----------
                                                     6,189,148
                                                   -----------
              SPAIN -- 3.1%
     103,625  ACS Actividades de Construccion
                 y Servicios S.A.                    3,566,787
     152,901  Gas Natural SDG S.A.                   3,932,431
     674,306  Mapfre S.A.                            2,887,763
     176,244  Telefonica S.A.                        2,869,511
                                                   -----------
                                                    13,256,492
                                                   -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              SWEDEN -- 3.6%
     123,199  NCC AB, Class B                      $ 4,020,534
       2,696  Peab AB                                   16,494
     194,031  Skanska AB, Class B                    3,963,972
      62,623  Svenska Handelsbanken AB, Class A      3,076,699
     521,790  TeliaSonera AB                         4,344,295
                                                   -----------
                                                    15,421,994
                                                   -----------
              SWITZERLAND -- 2.1%
       7,080  Swisscom AG                            3,737,427
      18,708  Zurich Insurance Group AG              5,421,241
                                                   -----------
                                                     9,158,668
                                                   -----------
              UNITED KINGDOM -- 11.7%
     509,091  Amlin PLC                              3,868,680
      72,034  AstraZeneca PLC                        4,263,853
     471,978  BAE Systems PLC                        3,399,855
     859,411  Balfour Beatty PLC                     4,083,013
   5,182,705  Cable & Wireless Communications
                 PLC                                 4,827,568
     878,182  Carillion PLC                          4,806,239
      68,258  Ensco PLC, Class A                     3,902,992
     369,983  Halfords Group PLC                     2,732,536
     143,603  Provident Financial PLC                3,861,881
     120,729  Royal Dutch Shell PLC, Class A         4,302,497
   2,442,730  RSA Insurance Group PLC                3,697,184
     116,979  Severn Trent PLC                       3,302,795
     350,777  United Utilities Group PLC             3,900,556
                                                   -----------
                                                    50,949,649
                                                   -----------
              UNITED STATES -- 16.4%
     103,989  Altria Group, Inc.                     3,992,138
      70,847  American Electric Power Co.,
                 Inc.                                3,311,389
     111,247  AT&T, Inc.                             3,911,445
     112,157  CenterPoint Energy, Inc.               2,599,799
     157,781  CenturyLink, Inc.                      5,025,325
      58,935  Consolidated Edison, Inc.              3,257,927
      43,612  DTE Energy Co.                         2,895,401
      59,789  Eli Lilly and Co.                      3,049,239
     137,339  FirstEnergy Corp.                      4,529,440
     114,921  HollyFrontier Corp.                    5,710,424
      66,581  Integrys Energy Group, Inc.            3,622,672
      64,782  Lorillard, Inc.                        3,283,152
     692,922  PDL BioPharma, Inc.                    5,848,262
     228,388  Pepco Holdings, Inc.                   4,369,062
     223,655  R.R. Donnelley & Sons Co.              4,535,723
      71,434  SCANA Corp.                            3,352,398
      93,571  Southern (The) Co.                     3,846,704
     231,452  TECO Energy, Inc.                      3,990,232
                                                   -----------
                                                    71,130,732
                                                   -----------

              DESCRIPTION                             VALUE
--------------------------------------------------------------
              TOTAL INVESTMENTS -- 99.9%          $433,970,060
              (Cost $390,325,232) (b)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.1%                   605,786
                                                  ------------
              NET ASSETS -- 100.0%                $434,575,846
                                                  ============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $50,507,908 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,863,080.


-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1         LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*      $ 433,970,060       $ --          $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

DECEMBER 31, 2013 (UNAUDITED)


                                                      % OF
INDUSTRY                                           NET ASSETS
--------------------------------------------------------------
Diversified Telecommunication Services               17.4%
Insurance                                             9.8
Oil, Gas & Consumable Fuels                           8.1
Construction & Engineering                            7.4
Multi-Utilities                                       7.1
Electric Utilities                                    6.8
Media                                                 5.0
Commercial Banks                                      4.3
Energy Equipment & Services                           3.5
Real Estate Investment Trusts                         2.7
Chemicals                                             2.5
Pharmaceuticals                                       2.4
Food & Staples Retailing                              2.2
Machinery                                             2.1
Commercial Services & Supplies                        1.9
Transportation Infrastructure                         1.7
Tobacco                                               1.7
Water Utilities                                       1.7
Construction Materials                                1.4
Biotechnology                                         1.3
Office Electronics                                    1.2
Multiline Retail                                      1.2
Communications Equipment                              1.0
Trading Companies & Distributors                      0.9
Gas Utilities                                         0.9
Consumer Finance                                      0.9
Wireless Telecommunication Services                   0.8
Aerospace & Defense                                   0.8
Specialty Retail                                      0.6
Industrial Conglomerates                              0.6
--------------------------------------------------------------
TOTAL INVESTMENTS                                    99.9
NET OTHER ASSETS AND LIABILITIES                      0.1
                                                    ------
TOTAL                                               100.0%
                                                    ======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 99.9%
              AUSTRALIA -- 3.2%
      62,259  AGL Energy Ltd.                      $   835,531
   6,874,324  Infigen Energy (b)                     1,595,896
                                                   -----------
                                                     2,431,427
                                                   -----------
              BERMUDA -- 5.0%
  47,735,837  China WindPower Group Ltd. (b)         3,816,749
                                                   -----------
              BRAZIL -- 0.7%
     218,730  Centrais Eletricas Brasileiras
                 S.A., ADR                             566,511
                                                   -----------
              CAYMAN ISLANDS -- 0.2%
     341,202  China High Speed Transmission
                 Equipment Group Co., Ltd. (b)         185,247
                                                   -----------
              CHINA -- 7.8%
   4,324,604  China Longyuan Power Group Corp.,
                 Class H                             5,571,463
     499,990  China Suntien Green Energy Corp.,
                 Class H                               187,634
     271,694  Harbin Electric Co., Ltd., Class H       175,890
                                                   -----------
                                                     5,934,987
                                                   -----------
              DENMARK -- 12.0%
   1,513,923  Greentech Energy Systems A/S (b)       3,266,405
     201,845  Vestas Wind Systems A/S (b)            5,962,947
                                                   -----------
                                                     9,229,352
                                                   -----------
              FRANCE -- 3.9%
      23,598  Alstom S.A.                              859,481
   1,287,991  Theolia S.A. (b)                       2,126,275
                                                   -----------
                                                     2,985,756
                                                   -----------
              GERMANY -- 15.7%
      75,555  E. ON SE                               1,394,374
     342,610  Nordex SE (b)                          4,525,713
     915,518  PNE Wind AG                            3,521,514
      30,291  RWE AG                                 1,108,670
      10,593  Siemens AG, ADR                        1,467,236
                                                   -----------
                                                    12,017,507
                                                   -----------
              GREECE -- 0.3%
      35,973  Terna Energy S.A.                        189,540
                                                   -----------
              ITALY -- 1.1%
     337,549  Enel Green Power S.p.A.                  850,258
                                                   -----------
              JAPAN -- 4.3%
     293,284  Japan Wind Development Co.,
                 Ltd. (b)                            2,169,483
      82,800  Mitsui & Co., Ltd.                     1,151,856
                                                   -----------
                                                     3,321,339
                                                   -----------
              PORTUGAL -- 1.4%
     299,930  EDP-Energias de Portugal S.A.          1,101,683
                                                   -----------


SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              SOUTH KOREA -- 0.3%
      46,037  Dongkuk Structure & Construction
                 Co., Ltd. (b)                     $   189,540
                                                   -----------
              SPAIN -- 21.6%
      10,187  Acciona S.A.                             585,307
     822,976  EDP Renovaveis S.A.                    4,371,317
      38,810  Endesa S.A. (b)                        1,244,013
     450,705  Gamesa Corp. Tecnologica
                 S.A. (b)                            4,699,882
     891,820  Iberdrola S.A.                         5,686,595
                                                   -----------
                                                    16,587,114
                                                   -----------
              SWEDEN -- 6.3%
     518,945  Arise AB (b)                           1,718,561
     377,430  Eolus Vind AB, Class B                 1,965,827
      42,027  SKF AB, Class B                        1,102,320
                                                   -----------
                                                     4,786,708
                                                   -----------
              SWITZERLAND -- 0.2%
       5,685  BKW AG                                   182,585
                                                   -----------
              UNITED KINGDOM -- 3.8%
      29,755  BP PLC, ADR                            1,446,391
      20,422  Royal Dutch Shell PLC, ADR             1,455,476
                                                   -----------
                                                     2,901,867
                                                   -----------
              UNITED STATES -- 12.1%
      59,628  AES (The) Corp.                          865,202
      16,595  Allegheny Technologies, Inc.             591,280
      15,991  Alliant Energy Corp.                     825,136
     154,931  Capstone Turbine Corp. (b)               199,861
      19,937  Duke Energy Corp.                      1,375,852
      27,368  Federal-Mogul Corp. (b)                  538,602
      50,653  General Electric Co.                   1,419,804
      13,150  NextEra Energy, Inc.                   1,125,903
      29,185  NRG Energy, Inc.                         838,193
       6,347  Otter Tail Corp.                         185,777
      10,539  Trinity Industries, Inc.                 574,586
      12,826  Woodward, Inc.                           584,994
      10,854  Zoltek Cos., Inc. (b)                    181,804
                                                   -----------
                                                     9,306,994
                                                   -----------

              TOTAL INVESTMENTS -- 99.9%            76,585,164
              (Cost $67,207,086) (c)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.1%                    67,636
                                                   -----------
              NET ASSETS -- 100.0%                 $76,652,800
                                                   ===========

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

DECEMBER 31, 2013 (UNAUDITED)


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,460,264 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,082,186.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*      $ 76,585,164       $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.



                                                      % OF
INDUSTRY                                           NET ASSETS
--------------------------------------------------------------
Independent Power Producers & Energy                 27.9%
     Traders
Electrical Equipment                                 26.3
Electric Utilities                                   18.6
Construction & Engineering                            7.8
Multi-Utilities                                       5.4
Oil, Gas & Consumable Fuels                           4.0
Industrial Conglomerates                              3.8
Machinery                                             2.9
Trading Companies & Distributors                      1.5
Metals & Mining                                       0.8
Auto Components                                       0.7
Chemicals                                             0.2
--------------------------------------------------------------
TOTAL INVESTMENTS                                    99.9
NET OTHER ASSETS AND LIABILITIES                      0.1
                                                    ------
TOTAL                                               100.0%
                                                    ======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 100.0%
              AUSTRALIA -- 2.0%
      35,042  Leighton Holdings Ltd.               $   504,064
                                                   -----------
              CANADA -- 4.5%
       5,077  Aecon Group, Inc.                         76,902
      14,647  SNC-Lavalin Group, Inc.                  658,960
       6,776  Stantec, Inc.                            420,115
                                                   -----------
                                                     1,155,977
                                                   -----------
              CAYMAN ISLANDS -- 1.3%
     192,541  China State Construction
                 International Holdings Ltd.           345,140
                                                   -----------
              CHINA -- 4.3%
     712,330  China Communications Construction
                 Co., Ltd., Class H                    574,141
   1,014,653  China Railway Group Ltd., Class H        523,401
                                                   -----------
                                                     1,097,542
                                                   -----------
              FINLAND -- 1.0%
      17,786  YIT Oyj                                  248,598
                                                   -----------
              FRANCE -- 7.5%
      20,481  Bouygues S.A.                            772,581
       5,894  Eiffage S.A.                             339,337
      12,272  Vinci S.A.                               805,640
                                                   -----------
                                                     1,917,558
                                                   -----------
              GERMANY -- 1.8%
       5,278  Hochtief AG                              450,616
                                                   -----------
              JAPAN -- 23.7%
      36,000  CHIYODA Corp.                            521,660
      20,600  COMSYS Holdings Corp.                    323,153
      20,000  JGC Corp.                                783,401
     175,000  KAJIMA Corp.                             656,395
       7,000  KANDENKO Co., Ltd.                        39,417
      28,000  KINDEN Corp.                             292,470
      10,000  KYOWA EXEO Corp.                         131,991
      23,000  Maeda Corp.                              152,008
      17,000  Maeda Road Construction Co., Ltd.        278,787
      80,000  Nishimatsu Construction Co., Ltd.        253,727
     116,000  OBAYASHI Corp.                           659,804
       3,000  OKUMURA Corp.                             13,845
      79,000  Penta-Ocean Construction Co., Ltd.       276,811
     111,000  SHIMIZU Corp.                            559,691
       5,200  SHO-BOND Holdings Co., Ltd.              238,496
     160,000  TAISEI Corp.                             726,237
      15,000  TODA Corp.                                51,989
       6,000  TOSHIBA Plant Systems & Services
                 Corp.                                  89,393
                                                   -----------
                                                     6,049,275
                                                   -----------
              NETHERLANDS -- 9.0%
       8,980  Arcadis N.V.                             316,505
       9,569  Chicago Bridge & Iron Co. N.V.           795,567
      44,884  Koninklijke BAM Groep N.V.               233,590


SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              NETHERLANDS (CONTINUED)
      10,786  Koninklijke Boskalis Westminster
                 N.V.                              $   569,867
     132,408  Royal Imtech N.V. (b)                    388,717
                                                   -----------
                                                     2,304,246
                                                   -----------
              NORWAY -- 1.6%
      23,721  Aker Solutions ASA                       423,945
                                                   -----------
              PANAMA -- 2.3%
      63,393  McDermott International, Inc. (b)        580,680
                                                   -----------
              SPAIN -- 7.7%
      21,593  ACS Actividades de Construccion y
                 Servicios S.A.                        743,234
       9,012  Obrascon Huarte Lain S.A.                365,055
      84,914  Sacyr S.A. (b)                           440,048
       7,926  Tecnicas Reunidas S.A.                   430,538
                                                   -----------
                                                     1,978,875
                                                   -----------
              SWEDEN -- 4.9%
      12,503  NCC AB, Class B                          408,029
      30,039  Peab AB                                  183,778
      32,911  Skanska AB, Class B                      672,358
                                                   -----------
                                                     1,264,165
                                                   -----------
              SWITZERLAND -- 2.4%
      18,285  Foster Wheeler AG (b)                    603,771
                                                   -----------
              UNITED KINGDOM -- 5.6%
      32,017  AMEC PLC                                 576,845
      85,491  Balfour Beatty PLC                       406,163
       8,639  Galliford Try PLC                        167,235
       3,695  Keller Group PLC                          70,305
       8,674  WS Atkins PLC                            203,678
                                                   -----------
                                                     1,424,226
                                                   -----------
              UNITED STATES -- 20.4%
      17,141  AECOM Technology Corp. (b)               504,460
       3,751  Dycom Industries, Inc. (b)               104,240
      11,531  EMCOR Group, Inc.                        489,376
      10,380  Fluor Corp.                              833,410
       5,674  Granite Construction, Inc.               198,477
      12,556  Jacobs Engineering Group, Inc. (b)       790,902
      21,709  KBR, Inc.                                692,300
       1,159  Matrix Service Co. (b)                    28,361
      24,363  Quanta Services, Inc. (b)                768,896
       4,508  Tutor Perini Corp. (b)                   118,560
      12,804  URS Corp.                                678,484
                                                   -----------
                                                     5,207,466
                                                   -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

DECEMBER 31, 2013 (UNAUDITED)

              DESCRIPTION                             VALUE
--------------------------------------------------------------
              TOTAL INVESTMENTS -- 100.0%          $25,556,144
              (Cost $24,042,986) (c)
              NET OTHER ASSETS AND
                 LIABILITIES -- (0.0)%                  (2,511)
                                                   -----------
              NET ASSETS -- 100.0%                 $25,553,633
                                                   ===========


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,175,769 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,662,611.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*      $ 25,556,144       $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

                                                      % OF
INDUSTRY                                           NET ASSETS
--------------------------------------------------------------
Construction & Engineering                           89.6%
Energy Equipment & Services                           8.0
Professional Services                                 2.4
--------------------------------------------------------------
TOTAL INVESTMENTS                                   100.0
NET OTHER ASSETS AND LIABILITIES                     (0.0)**
                                                    ------
TOTAL                                               100.0%
                                                    ======


** Amount is less than 0.1%.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 99.9%
              CAYMAN ISLANDS -- 2.3%
     481,000  Wasion Group Holdings Ltd.           $   294,023
                                                   -----------
              FRANCE -- 10.1%
       6,816  Alstom S.A.                              248,251
      11,825  Schneider Electric S.A.                1,031,373
                                                   -----------
                                                     1,279,624
                                                   -----------
              GERMANY -- 4.7%
       1,898  Siemens AG                               259,255
      10,769  SMA Solar Technology AG                  340,151
                                                   -----------
                                                       599,406
                                                   -----------
              ITALY -- 7.8%
      38,392  Prysmian S.p.A.                          988,189
                                                   -----------
              JAPAN -- 2.1%
      14,000  NGK Insulators Ltd.                      265,616
                                                   -----------
              SPAIN -- 8.2%
      15,618  Red Electrica Corp. S.A.               1,042,059
                                                   -----------
              SWITZERLAND -- 8.2%
      39,149  ABB Ltd.                               1,030,456
                                                   -----------
              UNITED KINGDOM -- 4.1%
      52,419  Melrose Industries PLC                   265,359
      19,757  National Grid PLC                        257,808
                                                   -----------
                                                       523,167
                                                   -----------
              UNITED STATES -- 52.4%
       1,535  Acorn Energy, Inc.                         6,247
      21,059 Advanced Energy Industries, Inc. (b) 481,409 51,611 American Superconductor
                 Corp. (b) (c)                          84,642
       1,861  AZZ, Inc.                                 90,928
       1,879  Digi International, Inc. (b)              22,774
      27,667  EnerNOC, Inc. (b)                        476,149
      11,291  Enphase Energy, Inc. (b) (c)              71,585
      14,728  ESCO Technologies, Inc.                  504,581
      17,214  General Cable Corp.                      506,264
       9,408  General Electric Co.                     263,706
       2,324  Hubbell, Inc., Class B                   253,084
       5,544  ITC Holdings Corp.                       531,226
      11,845  Itron, Inc. (b)                          490,738
       4,397  MasTec, Inc. (b)                         143,870
      19,741  MYR Group, Inc. (b)                      495,104
      25,949  Pike Corp. (b)                           274,281
      20,554  PowerSecure International, Inc. (b)      352,912
      33,882  Quanta Services, Inc. (b)              1,069,316
       1,733  Valmont Industries, Inc.                 258,425
       2,838  WESCO International, Inc. (b)            258,457
                                                   -----------
                                                     6,635,698
                                                   -----------
              TOTAL COMMON STOCKS -- 99.9%          12,658,238
              (Cost $10,227,910)


SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              MONEY MARKET FUNDS -- 0.9%
     113,412  Goldman Sachs Financial Square
                 Treasury Instruments Fund -
                 Institutional Class - 0.001% (d)
                 (e)                               $   113,412
                                                   -----------
              (Cost $113,412)

              TOTAL INVESTMENTS -- 100.8%           12,771,650
              (Cost $10,341,322) (f)
              NET OTHER ASSETS AND
                 LIABILITIES -- (0.8)%                (102,262)
                                                   -----------
              NET ASSETS -- 100.0%                 $12,669,388
                                                   ===========


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $109,082 and the total value of the collateral held by the Fund is $113,412.

(d)   Interest rate shown reflects yield as of December 31, 2013.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,879,958 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $449,630.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*      $ 12,658,238       $ --           $ --
Money Market Funds       113,412         --             --
                    ------------------------------------------
Total Investments   $ 12,771,650       $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

DECEMBER 31, 2013 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

                                                      % OF
INDUSTRY                                           NET ASSETS
--------------------------------------------------------------
Electrical Equipment                                 36.8%
Construction & Engineering                           15.7
Electric Utilities                                   12.4
Machinery                                            10.2
Semiconductors & Semiconductor Equipment              6.5
Electronic Equipment, Instruments &
   Components                                         6.2
Industrial Conglomerates                              4.1
Commercial Services & Supplies                        3.8
Trading Companies & Distributors                      2.0
Multi-Utilities                                       2.0
Money Market Funds                                    0.9
Communications Equipment                              0.2
--------------------------------------------------------------
TOTAL INVESTMENTS                                   100.8
NET OTHER ASSETS AND LIABILITIES                     (0.8)
                                                    ------
TOTAL                                               100.0%
                                                    ======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 100.0%
              AUSTRALIA -- 4.4%
     290,676  Aditya Birla Minerals Ltd. (b)       $    88,245
     453,761  OZ Minerals Ltd.                       1,276,260
                                                   -----------
                                                     1,364,505
                                                   -----------
              CANADA -- 36.3%
     451,094  Capstone Mining Corp. (b)              1,273,977
     490,625  Copper Mountain Mining Corp. (b)         775,947
      81,257  First Quantum Minerals Ltd.            1,464,118
     162,463  HudBay Minerals, Inc.                  1,336,716
      85,547  Imperial Metals Corp. (b)              1,287,735
     876,056  Katanga Mining Ltd. (b)                  375,246
     433,991  Lundin Mining Corp. (b)                1,879,368
     628,637  Northern Dynasty Minerals Ltd. (b)       804,655
     375,207  Taseko Mines Ltd. (b)                    795,439
     407,482  Turquoise Hill Resources Ltd. (b)      1,346,446
                                                   -----------
                                                    11,339,647
                                                   -----------
              CHINA -- 4.1%
     717,218  Jiangxi Copper Co., Ltd., Class H      1,294,901
                                                   -----------
              PERU -- 1.0%
      13,045  Sociedad Minera Cerro Verde
                 S.A.A. (b)                            319,602
                                                   -----------
              POLAND -- 5.6%
      44,509  KGHM Polska Miedz S.A.                 1,738,489
                                                   -----------
              RUSSIA -- 4.5%
      83,930  MMC Norilsk Nickel OJSC, ADR           1,394,917
                                                   -----------
              SOUTH AFRICA -- 2.2%
      63,721  Palabora Mining Co., Ltd. (b)            696,800
                                                   -----------
              TURKEY -- 1.8%
     250,919  Park Elektrik Uretim Madencilik
                 Sanayi ve Ticaret A.S. (b)            574,463
                                                   -----------
              UNITED KINGDOM -- 24.7%
     174,614  Antofagasta PLC                        2,382,624
     418,694  Kazakhmys PLC                          1,515,641
      41,774  Rio Tinto PLC, ADR                     2,357,307
      94,962  Vedanta Resources PLC                  1,467,958
                                                   -----------
                                                     7,723,530
                                                   -----------
              UNITED STATES -- 15.4%
      62,989  Freeport-McMoRan Copper & Gold,
                 Inc.                                2,377,205
      84,892  Southern Copper Corp.                  2,437,249
                                                   -----------
                                                     4,814,454
                                                   -----------

              TOTAL INVESTMENTS -- 100.0%           31,261,308
              (Cost $47,278,772) (c)
              NET OTHER ASSETS AND
                 LIABILITIES -- (0.0)%                    (582)
                                                   -----------
              NET ASSETS -- 100.0%                 $31,260,726
                                                   ===========


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $294,072 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,311,536.

ADR - American Depositary Receipt

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*      $ 31,261,308       $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

                                                      % OF
INDUSTRY                                           NET ASSETS
--------------------------------------------------------------
Metals & Mining                                     100.0%
--------------------------------------------------------------
TOTAL INVESTMENTS                                   100.0
NET OTHER ASSETS AND LIABILITIES                     (0.0)**
                                                    ------
TOTAL                                               100.0%
                                                    ======

** Amount is less than 0.1%.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013 (UNAUDITED)

 SHARES       DESCRIPTION                             VALUE
 -------------------------------------------------------------
              COMMON STOCKS (a) -- 93.0%
              BERMUDA -- 4.7%
     773,795  Aquarius Platinum Ltd. (b)           $   506,142
                                                   -----------
              CANADA -- 15.5%
   5,619,444  Eastern Platinum Ltd. (b)                396,760
     951,343  North American Palladium Ltd. (b)        625,889
     406,950  Platinum Group Metals Ltd. (b)           486,539
     153,962  PolyMet Mining Corp. (b)                 138,566
                                                   -----------
                                                     1,647,754
                                                   -----------
              CHINA -- 4.4%
   3,112,250  Xinjiang Xinxin Mining Industry
                 Co., Ltd., Class H (b)                465,575
                                                   -----------
              GUERNSEY -- 0.9%
      15,540  Zimplats Holdings Ltd. (b)               100,459
                                                   -----------
              HONG KONG -- 3.9%
   1,967,042  MMG Ltd. (b)                             416,021
                                                   -----------
              JAPAN -- 3.0%
      16,100  Furuya Metal Co., Ltd.                   320,593
                                                   -----------
              RUSSIA -- 9.0%
      57,551  MMC Norilsk Nickel OJSC, ADR             956,498
                                                   -----------
              SOUTH AFRICA -- 30.3%
      25,817  African Rainbow Minerals Ltd.            465,149
      12,718  Anglo American Platinum Ltd. (b)         477,574
      84,281  Impala Platinum Holdings Ltd.            988,233
     118,219  Northam Platinum Ltd. (b)                473,327
      86,932  Royal Bafokeng Platinum Ltd. (b)         488,941
   4,549,707  Wesizwe Platinum Ltd. (b)                342,637
                                                   -----------
                                                     3,235,861
                                                   -----------
              UNITED KINGDOM -- 15.7%
      15,499  Johnson Matthey PLC                      841,835
     162,417  Lonmin PLC (b)                           829,728
                                                   -----------
                                                     1,671,563
                                                   -----------
              UNITED STATES -- 5.6%
      48,353  Stillwater Mining Co. (b)                596,676
                                                   -----------
              TOTAL INVESTMENTS -- 93.0%             9,917,142
              (Cost $11,090,045) (c)
              NET OTHER ASSETS AND
                 LIABILITIES -- 7.0%                   751,193
                                                   -----------
              NET ASSETS -- 100.0%                 $10,668,335
                                                   ===========

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $509,120 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,682,023.


ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*       $  9,917,142      $ --           $ --
                     =========================================


* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2013, the Fund transferred common stock valued at $100,459 from Level 2 to Level 1 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 1 did so as a result of lack of trading volume on the primary exchange during the previous period.




                                                      % OF
INDUSTRY                                           NET ASSETS
--------------------------------------------------------------
Metals & Mining                                      82.1%
Chemicals                                             7.9
Semiconductors & Semiconductor Equipment              3.0
--------------------------------------------------------------
TOTAL INVESTMENTS                                    93.0
NET OTHER ASSETS AND LIABILITIES                      7.0
                                                    ------
TOTAL                                               100.0%
                                                    ======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 96.9%
              BRAZIL -- 22.0%
      27,866  Ambev S.A., ADR                      $   204,815
      15,738  Banco Bradesco S.A., ADR                 197,197
      18,717  Banco do Brasil S.A.                     193,576
      32,347  Banco Santander Brasil S.A., ADR         197,317
      18,694  BB Seguridade Participacoes S.A.         194,131
      41,746  BM&F BOVESPA S.A.                        195,702
       9,146  BRF S.A.                                 190,925
      26,515  CCR S.A.                                 199,712
       6,924  Cielo S.A.                               192,672
      25,210  Companhia Energetica de Minas
                 Gerais, ADR                           196,386
      34,857  Companhia Siderurgica Nacional S.A.,
                 ADR                                   216,113
      11,353  Cosan SA Industria e Comercio            190,464
       6,121  Embraer S.A., ADR                        196,974
      25,145  Gerdau S.A., ADR                         197,137
      14,498  Itau Unibanco Holding S.A., ADR          196,738
      11,876  Kroton Educacional S.A.                  197,627
      11,322  Natura Cosmeticos S.A.                   198,534
      14,106  Petroleo Brasileiro S.A., ADR            194,381
      10,764  Telefonica Brasil S.A., ADR              206,884
       7,976  Tim Participacoes S.A., ADR              209,290
       8,208  Ultrapar Participacoes S.A.              194,654
      13,164  Vale S.A., ADR                           200,751
                                                   -----------
                                                     4,361,980
                                                   -----------
              CAYMAN ISLANDS -- 7.1%
       1,128  Baidu, Inc., ADR (b)                     200,649
       4,079  Ctrip.com International Ltd., ADR (b)    202,400
       2,742  NetEase, Inc., ADR                       215,521
       2,385  Qihoo 360 Technology Co., Ltd.,
                 ADR (b)                               195,689
       2,463  SINA Corp. (b)                           207,508
       3,251  Tencent Holdings Ltd.                    207,362
       6,254  Youku Tudou, Inc., ADR (b)               189,496
                                                   -----------
                                                     1,418,625
                                                   -----------
              CHINA -- 15.3%
     388,745  Agricultural Bank of China Ltd.,
                 Class H                               191,006
      51,228  Anhui Conch Cement Co., Ltd.,
                 Class H                               189,934
     413,841  Bank of China Ltd., Class H              190,528
         400  China Coal Energy Co., Ltd., Class H         225
     249,430  China Construction Bank Corp.,
                 Class H                               188,175
      60,385  China Life Insurance Co., Ltd.,
                 Class H                               188,842
      96,599  China Merchants Bank Co., Ltd.,
                 Class H                               205,798
     172,500  China Minsheng Banking Corp., Ltd.,
                 Class H                               191,536


SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              CHINA (CONTINUED)
      47,874  China Pacific Insurance (Group) Co.,
                 Ltd., Class H                     $   187,685
     231,565  China Petroleum & Chemical Corp.,
                 Class H                               189,031
      62,314  China Shenhua Energy Co., Ltd.,
                 Class H                               196,482
     386,886  China Telecom Corp., Ltd., Class H       195,581
      33,300 Great Wall Motor Co., Ltd., Class H 183,800 278,164 Industrial & Commercial Bank of
                 China Ltd., Class H                   187,970
     172,233  PetroChina Co., Ltd., Class H            188,796
     122,000  PICC Property & Casualty Co., Ltd.,
                 Class H                               180,932
      20,759  Ping An Insurance (Group) Co. of
                 China Ltd., Class H                   185,924
                                                   -----------
                                                     3,042,245
                                                   -----------
              HONG KONG -- 1.9%
      98,969  CNOOC Ltd.                               184,044
     160,886  Lenovo Group Ltd.                        195,654
                                                   -----------
                                                       379,698
                                                   -----------
              INDIA -- 23.1%
      21,944  Axis Bank Ltd., GDR                      457,532
      11,400  Dr. Reddy's Laboratories Ltd., ADR       467,742
      12,871  HDFC Bank Ltd., ADR                      443,277
      12,249  ICICI Bank Ltd., ADR                     455,295
       8,072  Infosys Ltd., ADR                        456,875
      26,124  Larsen & Toubro Ltd., GDR                468,926
      16,047  Reliance Industries Ltd., GDR            466,005
       7,851  State Bank of India, GDR                 448,685
      14,557  Tata Motors Ltd., ADR                    448,356
      37,512  Wipro Ltd., ADR                          472,276
                                                   -----------
                                                     4,584,969
                                                   -----------
              JERSEY -- 2.4%
      22,021  WNS Holdings Ltd., ADR (b)               482,480
                                                   -----------
              SOUTH KOREA -- 25.1%
       5,261  Celltrion, Inc. (b)                      191,186
       6,190  Daewoo Shipbuilding & Marine
                 Engineering Co., Ltd. (b)             205,287
       5,085  Hana Financial Group, Inc.               211,524
         837  Hyundai Heavy Industries Co.,
                 Ltd. (b)                              203,827
         701  Hyundai Mobis (b)                        194,953
         878  Hyundai Motor Co.                        196,757
       2,494  Hyundai Steel Co. (b)                    203,944
       5,162  KB Financial Group, Inc. (b)             206,656
       3,663  Kia Motors Corp.                         194,717
         721  LG Chem Ltd.                             204,614
       8,280  LG Display Co., Ltd. (b)                 198,890
       2,976  LG Electronics, Inc.                     192,036
         880  Lotte Chemical Corp. (b)                 193,452

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND (BICK)

DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              SOUTH KOREA (CONTINUED)
         289  NAVER Corp.                          $   198,262
       1,185  OCI Co., Ltd. (b)                        214,464
         619  POSCO                                    191,504
       3,535  Samsung C&T Corp.                        202,986
         146  Samsung Electronics Co., Ltd.            189,806
         828  Samsung Fire & Marine Insurance Co.,
                 Ltd.                                  203,205
       5,730  Samsung Heavy Industries Co.,
                 Ltd.                                  206,592
       1,210  Samsung SDI Co., Ltd.                    185,739
       4,519  Shinhan Financial Group Co., Ltd. (b)    202,538
       5,570  SK Hynix, Inc. (b)                       194,226
       1,478  SK Innovation Co., Ltd. (b)              198,168
       8,138  SK Telecom Co., Ltd., ADR                200,358
                                                   -----------
                                                     4,985,691
                                                   -----------
              TOTAL COMMON STOCKS -- 96.9%          19,255,688
              (Cost $19,986,123)                   -----------

              PREFERRED STOCKS -- 3.0%
              BRAZIL -- 3.0%
       4,488  Cia Brasileira de Distribuicao Grupo
                 PAO de Acucar                         199,570
      51,107  Itausa-Investimentos Itau S.A.           192,795
      34,528  Usinas Siderurgicas de Minas
                 Gerais S.A. (b)                       207,966
                                                   -----------
              TOTAL PREFERRED STOCKS -- 3.0%           600,331
              (Cost $513,799)                      -----------

              TOTAL INVESTMENTS -- 99.9%            19,856,019
              (Cost $20,499,922) (c)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.1%                    24,618
                                                   -----------
              NET ASSETS -- 100.0%                 $19,880,637
                                                   ===========


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,306,257 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,950,160.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*      $ 19,255,688       $ --           $ --
Preferred Stocks         600,331         --             --
                    ------------------------------------------
Total Investments   $ 19,856,019       $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND (BICK)

DECEMBER 31, 2013 (UNAUDITED)

                                                      % OF
INDUSTRY                                           NET ASSETS
--------------------------------------------------------------
Commercial Banks                                     22.9%
Oil, Gas & Consumable Fuels                          10.1
IT Services                                           8.1
Internet Software & Services                          7.1
Metals & Mining                                       6.1
Insurance                                             5.7
Automobiles                                           5.1
Pharmaceuticals                                       3.3
Machinery                                             3.1
Chemicals                                             3.1
Construction & Engineering                            2.4
Wireless Telecommunication Services                   2.1
Diversified Telecommunication Services                2.0
Electronic Equipment, Instruments &
     Components                                       1.9
Semiconductors & Semiconductor Equipment              1.9
Beverages                                             1.0
Trading Companies & Distributors                      1.0
Internet & Catalog Retail                             1.0
Transportation Infrastructure                         1.0
Food & Staples Retailing                              1.0
Personal Products                                     1.0
Diversified Consumer Services                         1.0
Aerospace & Defense                                   1.0
Electric Utilities                                    1.0
Diversified Financial Services                        1.0
Computers & Peripherals                               1.0
Auto Components                                       1.0
Household Durables                                    1.0
Food Products                                         1.0
Construction Materials                                1.0
--------------------------------------------------------------
TOTAL INVESTMENTS                                    99.9
NET OTHER ASSETS AND LIABILITIES                      0.1
                                                    ------
TOTAL                                               100.0%
                                                    ======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 100.1%
              BERMUDA -- 1.4%
      10,063  Marvell Technology Group Ltd.        $   144,706
                                                   -----------
              CANADA -- 6.5%
      46,750  BlackBerry Ltd. (b) (c)                  348,288
      29,300  Celestica, Inc. (c)                      304,720
                                                   -----------
                                                       653,008
                                                   -----------
              CAYMAN ISLANDS -- 3.2%
     589,853  FIH Mobile Ltd. (c)                      317,203

              CHINA -- 2.7%
      28,446  BYD Co., Ltd., Class H (b) (c)           139,400
      64,178  ZTE Corp., Class H (c)                   127,457
                                                   -----------
                                                       266,857
                                                   -----------
              FINLAND -- 3.0%
      36,716  Nokia Oyj, ADR (c)                       297,767
                                                   -----------
              FRANCE -- 2.7%
      33,223  Alcatel-Lucent, ADR (c)                  146,181
       5,023  Orange                                    62,191
       2,584  Vivendi S.A.                              68,093
                                                   -----------
                                                       276,465
                                                   -----------
              GERMANY -- 0.7%
       4,133  Deutsche Telekom AG                       70,674
                                                   -----------
              GUERNSEY -- 1.4%
       3,539  Amdocs Ltd.                              145,948
                                                   -----------
              HONG KONG -- 0.6%
       5,926  China Mobile Ltd.                         61,443
                                                   -----------
              ITALY -- 0.7%
      67,269  Telecom Italia S.p.A.                     66,723
                                                   -----------
              JAPAN -- 9.0%
       1,034  KDDI Corp.                                63,527
       5,600  KYOCERA Corp.                            279,176
       4,100  NTT DOCOMO, Inc.                          67,159
         800  SoftBank Corp.                            69,889
      16,200  SONY Corp.                               280,896
      33,000  TOSHIBA Corp.                            138,505
                                                   -----------
                                                       899,152
                                                   -----------
              NETHERLANDS -- 2.8%
       1,265  Gemalto N.V.                             139,239
      18,164  STMicroelectronics N.V.                  145,931
                                                   -----------
                                                       285,170
                                                   -----------
              RUSSIA -- 0.7%
       3,120  Mobile TeleSystems, ADR                   67,486
                                                   -----------
              SINGAPORE -- 4.7%
       3,201  Avago Technologies Ltd.                  169,301
      39,041  Flextronics International Ltd. (c)       303,348
                                                   -----------
                                                       472,649
                                                   -----------


SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              SOUTH KOREA -- 6.3%
       4,197  KT Corp., ADR                        $    62,410
       4,579  LG Electronics, Inc.                     295,475
         210  Samsung Electronics Co., Ltd.            273,009
                                                   -----------
                                                       630,894
                                                   -----------
              SPAIN -- 0.6%
       3,988  Telefonica S.A.                           64,931
                                                   -----------
              SWEDEN -- 1.4%
      11,455  Telefonaktiebolaget LM Ericsson,
                 Class B                               139,807
                                                   -----------
              TAIWAN -- 8.6%
      57,998  HTC Corp.                                274,388
     351,716  Inventec Corp.                           310,961
     329,858  Wistron Corp.                            277,247
                                                   -----------
                                                       862,596
                                                   -----------
              UNITED KINGDOM -- 2.3%
       2,870  ARM Holdings PLC, ADR                    157,104
      17,701  Vodafone Group PLC                        69,470
                                                   -----------
                                                       226,574
                                                   -----------
              UNITED STATES -- 40.8%
       2,673  Agilent Technologies, Inc.               152,869
       4,440  Altera Corp.                             144,433
       2,970  Analog Devices, Inc.                     151,262
         532  Apple, Inc.                              298,511
       1,868  AT&T, Inc.                                65,679
      12,878  Benchmark Electronics, Inc. (c)          297,224
       5,365  Broadcom Corp., Class A                  159,072
       8,955  CEVA, Inc. (c)                           136,295
       6,447  Ciena Corp. (c)                          154,277
       1,929  Crown Castle International Corp. (c)     141,646
         135  Google, Inc., Class A (c)                151,296
       5,028  Maxim Integrated Products, Inc.          140,331
       6,786  Micron Technology, Inc. (c)              147,663
       2,174  Motorola Solutions, Inc.                 146,745
       8,933  OmniVision Technologies, Inc. (c)        153,648
       1,946  QUALCOMM, Inc.                           144,491
      27,120  RF Micro Devices, Inc. (c)               139,939
      19,117  Sanmina Corp. (c)                        319,254
       1,681  SBA Communications Corp.,
                 Class A (c)                           151,021
       5,385  Skyworks Solutions, Inc. (c)             153,796
       7,838  Sprint Corp. (c)                          84,259
       2,835  Synaptics, Inc. (c)                      146,881
       3,330  Texas Instruments, Inc.                  146,220
      18,172  TriQuint Semiconductor, Inc. (c)         151,554
       1,325  Verizon Communications, Inc.              65,111
       3,223  Xilinx, Inc.                             148,000
                                                   -----------
                                                     4,091,477
                                                   -----------
              TOTAL COMMON STOCKS -- 100.1%         10,041,530
              (Cost $8,773,471)                    -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              MONEY MARKET FUNDS -- 3.7%
     371,410  Goldman Sachs Financial Square
                 Treasury Instruments Fund -
                 Institutional Class - 0.001%
                 (d)(e)                            $   371,410
              (Cost $371,410)                      -----------

              TOTAL INVESTMENTS -- 103.8%           10,412,940
              (Cost $9,144,881) (f)
              NET OTHER ASSETS AND
                 LIABILITIES -- (3.8)%                (380,583)
                                                   -----------
              NET ASSETS -- 100.0%                 $10,032,357
                                                   ===========


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $358,473 and the total value of the collateral held by the Fund is $371,410.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of December 31, 2013.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,937,919 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $669,860.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*      $ 10,041,530       $ --           $ --
Money Market Funds       371,410         --             --
                    ------------------------------------------
Total Investments   $ 10,412,940       $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

                                                      % OF
INDUSTRY                                           NET ASSETS
--------------------------------------------------------------
Semiconductors & Semiconductor Equipment             28.0%
Electronic Equipment, Instruments &
  Components                                         18.2
Communications Equipment                             17.7
Computers & Peripherals                               8.8
Wireless Telecommunication Services                   7.7
Household Durables                                    5.8
Diversified Telecommunication Services                5.2
Money Market Funds                                    3.7
Life Sciences Tools & Services                        1.5
Internet Software & Services                          1.5
IT Services                                           1.5
Automobiles                                           1.4
Industrial Conglomerates                              1.4
Software                                              1.4
--------------------------------------------------------------
TOTAL INVESTMENTS                                   103.8
NET OTHER ASSETS AND LIABILITIES                     (3.8)
                                                    ------
TOTAL                                               100.0%
                                                    ======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 87.5%
              BERMUDA -- 1.2%
     403,663  Brilliance China Automotive
                 Holdings Ltd.                     $   657,996
                                                   -----------
              CAYMAN ISLANDS -- 0.8%
     695,000  Geely Automobile Holdings Ltd.           336,104
       2,797  Kolao Holdings (b)                        71,699
                                                   -----------
                                                       407,803
                                                   -----------
              CHINA -- 4.0%
     124,000  AviChina Industry & Technology
                 Co., Ltd., Class H                     72,120
      86,968  BYD Co., Ltd., Class H (b) (c)           426,187
     124,094  Chongqing Changan Automobile Co.
                 Ltd., Class B (d)                     244,850
     142,164  Dongfeng Motor Group Co., Ltd.,
                 Class H                               222,570
     151,465  Great Wall Motor Co., Ltd.,
                 Class H                               836,014
     323,329  Guangzhou Automobile Group Co.,
                 Ltd., Class H                         353,588
                                                   -----------
                                                     2,155,329
                                                   -----------
              FRANCE -- 4.5%
      33,758  Peugeot S.A. (b) (c)                     438,311
      24,106  Renault S.A.                           1,938,362
                                                   -----------
                                                     2,376,673
                                                   -----------
              GERMANY -- 12.5%
      18,611  Bayerische Motoren Werke AG            2,181,909
      51,603  Daimler AG                             4,465,303
                                                   -----------
                                                     6,647,212
                                                   -----------
              ITALY -- 2.1%
     128,136  Fiat S.p.A. (b)                        1,047,969
      24,298  Piaggio & C. S.p.A.                       80,625
                                                   -----------
                                                     1,128,594
                                                   -----------
              JAPAN -- 33.9%
      30,600  Daihatsu Motor Co., Ltd.                 517,797
      75,900  Fuji Heavy Industries Ltd.             2,172,999
     101,300  Honda Motor Co., Ltd.                  4,165,122
     391,000  Mazda Motor Corp. (b)                  2,019,789
      60,200  Mitsubishi Motors Corp. (b) (c)          645,388
     234,400  Nissan Motor Co., Ltd.                 1,967,616
       7,000  Nissan Shatai Co., Ltd.                  101,633
      61,600  Suzuki Motor Corp.                     1,654,209
      68,800  Toyota Motor Corp.                     4,194,246
      41,000  Yamaha Motor Co., Ltd.                   613,968
                                                   -----------
                                                    18,052,767
                                                   -----------
              MALAYSIA -- 0.7%
      97,433  UMW Holdings Berhad                      358,737
                                                   -----------
              SOUTH KOREA -- 7.6%
       9,000  Hyundai Motor Co.                      2,016,866
      37,548  Kia Motors Corp.                       1,995,966

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------------------------
              SOUTH KOREA (CONTINUED)
       6,230  Ssangyong Motor Co. (b)                 $ 44,570
                                                   -----------
                                                     4,057,402
                                                   -----------
              TAIWAN -- 0.9%
     101,285  China Motor Corp.                         98,045
      99,707  Sanyang Industrial Co., Ltd.             163,427
     126,617  Yulon Motor Co., Ltd.                    229,413
                                                   -----------
                                                       490,885
                                                   -----------
              UNITED STATES -- 19.3%
     250,930  Ford Motor Co.                         3,871,850
      55,330  General Motors Co. (b)                 2,261,337
      31,975  Harley-Davidson, Inc.                  2,213,949
      12,739  Tesla Motors, Inc. (b) (c)             1,915,691
                                                   -----------
                                                    10,262,827
                                                   -----------

              TOTAL COMMON STOCKS -- 87.5%          46,596,225
              (Cost $41,183,663)                   -----------

              PREFERRED STOCKS -- 12.3%
              GERMANY -- 12.3%
      21,013  Porsche Automobil Holding SE           2,187,156
      15,588  Volkswagen AG                          4,377,892
                                                   -----------
              TOTAL PREFERRED STOCKS -- 12.3%        6,565,048
              (Cost $5,399,480)                    -----------

              MONEY MARKET FUNDS -- 4.6%
   2,468,700  Goldman Sachs Financial Square
                 Treasury Instruments Fund -
                 Institutional Class, 0.001%
                 (e)(f)                              2,468,700
              (Cost $2,468,700)                    -----------

              TOTAL INVESTMENTS -- 104.4%           55,629,973
              (Cost $49,051,843) (g)
              NET OTHER ASSETS AND
                 LIABILITIES -- (4.4)%              (2,369,485)
                                                   -----------
              NET ASSETS -- 100.0%                 $53,260,488
                                                   ===========

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

DECEMBER 31, 2013 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $2,386,162 and the total market value of the collateral held by the Fund is $2,468,700.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(e)   Interest rate shown reflects yield as of December 31, 2013.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,151,682 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $573,552.

-----------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS           12/31/2013    LEVEL 1    LEVEL 2   LEVEL 3
---------------------------------------------------------------
Common Stocks:
   Bermuda           $   657,996  $   657,996  $    --   $  --
   Cayman Islands        407,803      407,803       --      --
   China               2,155,329    1,910,479  244,850      --
   France              2,376,673    2,376,673       --      --
   Germany             6,647,212    6,647,212       --      --
   Italy               1,128,594    1,128,594       --      --
   Japan              18,052,767   18,052,767       --      --
   Malaysia              358,737      358,737       --      --
   South Korea         4,057,402    4,057,402       --      --
   Taiwan                490,885      490,885       --      --
   United States      10,262,827   10,262,827       --      --
                     ------------------------------------------
Total Common Stocks   46,596,225   46,351,375   244,850     --
Preferred Stocks       6,565,048    6,565,048        --     --
Money Market Funds     2,468,700    2,468,700        --     --
                     ------------------------------------------
Total Investments    $55,629,973  $55,385,123  $244,850  $  --
                     ==========================================


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2013, the Fund transferred common stock valued at $221,475 from Level 1 to Level 2 of the fair value hierarchy. The common stock that transferred from Level 1 to Level 2 did so as a result of lack of trading volume on the primary exchange during the previous period.


                                                      % OF
INDUSTRY                                           NET ASSETS
--------------------------------------------------------------
Automobiles                                          99.4%
Money Market Funds                                    4.6
Auto Components                                       0.2
Aerospace & Defense                                   0.1
Specialty Retail                                      0.1
--------------------------------------------------------------
TOTAL INVESTMENTS                                   104.4
NET OTHER ASSETS AND LIABILITIES                     (4.4)
                                                    ------
TOTAL                                               100.0%
                                                    ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 100.0%
              BELGIUM -- 0.8%
      21,997  EVS Broadcast Equipment SA           $ 1,421,982
                                                  ------------
              CANADA -- 3.2%
      58,480  Open Text Corp.                        5,377,821
                                                  ------------
              GERMANY -- 3.3%
      63,433  SAP AG, ADR                            5,527,552
                                                  ------------
              INDIA -- 0.8%
     107,816  Wipro Ltd., ADR                        1,357,403
                                                  ------------
              ISRAEL -- 0.8%
      20,819  Check Point Software Technologies
                 Ltd. (b)                            1,343,242
                                                  ------------
              UNITED STATES -- 91.1%
      75,220  Activision Blizzard, Inc.              1,341,173
      20,716  Adobe Systems, Inc. (b)                1,240,474
     112,533  Akamai Technologies, Inc. (b)          5,309,307
      13,391  Amazon.com, Inc. (b)                   5,340,197
       7,139  Apple, Inc.                            4,005,764
     318,973  Aruba Networks, Inc. (b)               5,709,617
     388,305  Brightcove, Inc. (b)                   5,490,633
      39,006  CA, Inc.                               1,312,552
     254,201  Cisco Systems, Inc.                    5,706,812
     220,817  EMC Corp.                              5,553,547
      30,482  Equinix, Inc. (b)                      5,409,031
      63,153  F5 Networks, Inc. (b)                  5,738,082
      96,494  Facebook, Inc., Class A (b)            5,274,362
      19,256  Financial Engines, Inc.                1,337,907
       4,850  Google, Inc., Class A (b)              5,435,443
     147,867  Hewlett-Packard Co.                    4,137,319
     132,128  Informatica Corp. (b)                  5,483,312
      22,908  International Business Machines
                 Corp.                               4,296,854
      16,815  Intuit, Inc.                           1,283,321
      27,815  j2 Global, Inc.                        1,391,028
     248,914  Juniper Networks, Inc. (b)             5,617,989
     107,888  Microsoft Corp.                        4,038,248
     129,370  NetApp, Inc.                           5,322,282
      13,944  Netflix, Inc. (b)                      5,133,762
      45,230  NetScout Systems, Inc. (b)             1,338,356
      55,062  NetSuite, Inc. (b)                     5,672,487
     154,831  Oracle Corp.                           5,923,834
     119,342  Polycom, Inc. (b)                      1,340,211
     147,338  Rackspace Hosting, Inc. (b)            5,765,336
     110,007  Red Hat, Inc. (b)                      6,164,792
     100,626  Salesforce.com, Inc. (b)               5,553,549
     125,520  Teradata Corp. (b)                     5,709,905
     214,109  TIBCO Software, Inc. (b)               4,813,170
      60,092  VMware, Inc., Class A (b)              5,390,853
   1,251,835  Zynga, Inc., Class A (b)               4,756,973
                                                  ------------
                                                   153,338,482
                                                  ------------

              DESCRIPTION                            VALUE
--------------------------------------------------------------

              TOTAL INVESTMENTS -- 100.0%         $168,366,482
              (Cost $144,475,081) (c)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.0%                     1,014
                                                  ------------
              NET ASSETS -- 100.0%                $168,367,496
                                                  ============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,392,134 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,500,733.

ADR - American Depositary Receipt

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1         LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*      $ 168,366,482       $ --          $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

DECEMBER 31, 2013 (UNAUDITED)


                                                      % OF
INDUSTRY                                           NET ASSETS
--------------------------------------------------------------

Software                                              39.5%
Internet Software & Services                          20.2
Communications Equipment                              15.2
Computers & Peripherals                               11.3
IT Services                                            6.8
Internet & Catalog Retail                              6.2
Capital Markets                                        0.8
--------------------------------------------------------------
TOTAL INVESTMENTS                                    100.0
NET OTHER ASSETS AND LIABILITIES                       0.0 **
                                                     ------
TOTAL                                                100.0%
                                                     ======

** Amount is less than 0.1%.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND II

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twelve funds (each a "Fund" and collectively, the "Funds") as follows, including the exchange on which they are listed and traded:

      First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca,
         Inc. ("NYSE Arca") ticker "FDD")
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
         (NYSE Arca ticker "FFR")
      First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca
         ticker "FGD")
      First Trust ISE Global Wind Energy Index Fund - (NYSE Arca ticker "FAN") First Trust ISE Global Engineering and Construction Index Fund - (NYSE
         Arca ticker "FLM")
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
         (NASDAQ(R) Stock Market, LLC. ("NASDAQ") ticker "GRID")
      First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")
      First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")
      First Trust BICK Index Fund - (NASDAQ ticker "BICK")
      First Trust NASDAQ CEA Smartphone Index Fund - (NASDAQ ticker "FONE") First Trust NASDAQ Global Auto Index Fund - (NASDAQ ticker "CARZ")
      First Trust ISE Cloud Computing Index Fund - (NASDAQ ticker "SKYY")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined at that time. Domestic securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at time of valuation. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of the bid and the asked prices, if available, and otherwise at the closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

FIRST TRUST EXCHANGE-TRADED FUND II

DECEMBER 31, 2013 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2013, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

FIRST TRUST EXCHANGE-TRADED FUND II

DECEMBER 31, 2013 (UNAUDITED)

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned are accounted for in the same manner as other dividend and interest income. At December 31, 2013, only GRID, FONE and CARZ have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION
DECEMBER 31, 2013 (UNAUDITED)

                             ADDITIONAL INFORMATION

The STOXX(R) Europe Select Dividend 30 Index and the trademark used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland. The index is used under license from STOXX. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.

The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust Advisors L.P. ("First Trust") and First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)," "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange PLC and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

Dow Jones and Dow Jones Global Select Dividend IndexSM are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

International Securities Exchange, LLC(R), ISE(R), the ISE Global Wind EnergyTM Index, the ISE Global Engineering and ConstructionTM Index, the ISE Global CopperTM Index, the ISE Global PlatinumTM Index, the ISE BICKTM Index and the ISE Cloud ComputingTM Index are trademarks of the International Securities Exchange, LLC(R) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC(R) and the International Securities Exchange, LLC(R) makes no representation regarding the advisability of trading in such products.

NASDAQ(R), NASDAQ OMX(R), and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ OMX and Clean Edge are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust. First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX CEA Smartphone IndexSM are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust. First Trust NASDAQ CEA Smartphone Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX Global Auto IndexSM are trademarks of The NASDAQ OMX Group, Inc. (NASDAQ OMX collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust. First Trust NASDAQ Global Auto Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           First Trust Exchange-Traded Fund II
                  --------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 20, 2014
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 20, 2014
     ---------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: February 20, 2014
     ---------------------

* Print the name and title of each signing officer under his or her signature.